Ordinary Shares and Series A-1 Convertible Preferred (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands																													6 Months Ended
		Jun. 09, 2025 $ / shares shares	Mar. 13, 2025 USD ($) $ / shares	Feb. 10, 2025 USD ($) $ / shares shares	Dec. 12, 2024 $ / shares shares	Dec. 10, 2024 $ / shares shares	Nov. 15, 2024 $ / shares shares	Nov. 08, 2024 $ / shares shares	Oct. 15, 2024 $ / shares shares	Oct. 11, 2024 $ / shares shares	Oct. 10, 2024 $ / shares shares	Oct. 08, 2024 $ / shares shares	Oct. 07, 2024 $ / shares shares	Aug. 12, 2024 $ / shares shares	Aug. 07, 2023 shares	Jul. 24, 2023 shares	Jul. 21, 2023 $ / shares shares	Jul. 19, 2023 CNY (¥) shares	Jul. 19, 2023 USD ($) $ / shares shares	Mar. 09, 2023 USD ($) $ / shares shares	Mar. 03, 2023 CNY (¥) shares	Mar. 03, 2023 USD ($) $ / shares shares	Feb. 21, 2023 shares	Feb. 10, 2023 USD ($) $ / shares shares	Dec. 08, 2022 CNY (¥) shares	Dec. 08, 2022 USD ($) $ / shares shares	Nov. 29, 2022 shares	Nov. 01, 2019 USD ($) $ / shares shares	Jun. 30, 2025 CNY (¥) ¥ / shares shares		Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 $ / shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares		Oct. 04, 2024 $ / shares shares	Oct. 01, 2024 $ / shares shares	Jun. 30, 2024 $ / shares	Oct. 14, 2022 USD ($) $ / shares shares	Dec. 31, 2018 shares	Dec. 31, 2013 $ / shares shares
Ordinary Shares and Series A-1 Convertible Preferred [Line Items]
Ordinary shares authorized																													10,000,000,000	[1]			625,000,000	[1]						2,000,000,000
Ordinary stock, par value (in Dollars per share) | (per share)		$ 0.0005625												$ 0.0005625															¥ 0.009				¥ 0.009							$ 0.0000001
Ordinary shares issued																																								975,308,700
Net proceed																		¥ 46,245	$ 6,471,000		¥ 158	$ 23,000			¥ 3,136	$ 450,000
Convertible promissory note payment (in Dollars) | ¥
Depository share price (in Dollars per share) | $ / shares																								$ 0.47
Sale of shares				251,890
Exercise price (in Dollars per share) | $ / shares																																$ 0.009					$ 0.009
Original issue discount convertible promissory percentage			5.00%	5.00%
Regular Warrant [Member]
Ordinary Shares and Series A-1 Convertible Preferred [Line Items]
Shares issued																		4,285,711,875	4,285,711,875
Reset Warrant [Member]
Ordinary Shares and Series A-1 Convertible Preferred [Line Items]
Shares issued															8,169,637,500			10,714,279,875	10,714,279,875
Pre-Funded Warrants [Member]
Ordinary Shares and Series A-1 Convertible Preferred [Line Items]
Purchase price per share (in Dollars per share) | $ / shares						$ 0.6994375		$ 0.6994375		$ 0.8794375			$ 1.5994375
Convertible Promissory Note [Member]
Ordinary Shares and Series A-1 Convertible Preferred [Line Items]
Principal amount (in Dollars) | $																				$ 21,000,000
Conversion price (in Dollars per share) | $ / shares																				$ 0.00112
Offering to certain investors (in Dollars) | $			$ 5,000,000	$ 5,000,000
Board of Directors [Member]
Ordinary Shares and Series A-1 Convertible Preferred [Line Items]
Ordinary shares authorized																																						50,000,000,000
Ordinary stock, par value (in Dollars per share) | $ / shares																																						$ 0.0000001
Share capital (in Dollars) | $																																						$ 5,000,000
Ordinary Shares [Member]
Ordinary Shares and Series A-1 Convertible Preferred [Line Items]
Ordinary stock, par value (in Dollars per share) | $ / shares		$ 0.009												$ 0.0000001
Shares issued		16												5,625
Ordinary Shares [Member] | Board of Directors [Member]
Ordinary Shares and Series A-1 Convertible Preferred [Line Items]
Ordinary shares authorized																																						10,000,000,000
Purchase Agreement [Member]
Ordinary Shares and Series A-1 Convertible Preferred [Line Items]
Purchase share								2,521,616
Mr. Jiancheng Li [Member]
Ordinary Shares and Series A-1 Convertible Preferred [Line Items]
Converted shares																							129,519,698
Class A ordinary share [Member]
Ordinary Shares and Series A-1 Convertible Preferred [Line Items]
Ordinary shares authorized																												325,773,972
Ordinary stock, par value (in Dollars per share) | $ / shares			$ 0.005625	$ 0.0005625	$ 0.88	0.7		$ 0.7		0.88			1.6	$ 0.0005625																						$ 1.55
Ordinary shares issued																													4,013,414	[1]			2,229,015	[1]	2,288,558
Shares issued							2,521,616		1,933,828			661,232		5,625		5,625		4,285,711,875	4,285,711,875		120,811,500	120,811,500			375,000,000	375,000,000
Purchase price per share (in Dollars per share) | $ / shares						$ 0.0005625				0.0005625			$ 0.0005625						$ 0.00187							$ 0.0017						$ 0.52
Net proceed																													¥ 498,436		$ 71,596,000
Sale of shares				164,610
Exercise price (in Dollars per share) | $ / shares							$ 0.0005625		$ 0.005625																										$ 2.22546
Purchase share					10,000	3,910,696							661,232
Ordinary shares voting rights																													one		one
Convertible of ordinary share																													1		1
Class A ordinary share [Member] | Pre-Funded Warrants [Member]
Ordinary Shares and Series A-1 Convertible Preferred [Line Items]
Ordinary stock, par value (in Dollars per share) | $ / shares												$ 0.0005625
Exercise price (in Dollars per share) | $ / shares						$ 0.0005625
Class A ordinary share [Member] | Convertible Promissory Note [Member]
Ordinary Shares and Series A-1 Convertible Preferred [Line Items]
Aggregate converted shares																				18,750,000,000
Class A ordinary share [Member] | Board of Directors [Member]
Ordinary Shares and Series A-1 Convertible Preferred [Line Items]
Ordinary shares authorized																																						30,000,000,000
Class A ordinary share [Member] | Ordinary Shares [Member]
Ordinary Shares and Series A-1 Convertible Preferred [Line Items]
Shares issued																		4,285,711,875	4,285,711,875
Purchase price per share (in Dollars per share) | $ / shares																			$ 0.0019			$ 0.0017
Converted shares	[2]																												1,758,347		1,758,347
Class A ordinary share [Member] | Purchase Agreement [Member]
Ordinary Shares and Series A-1 Convertible Preferred [Line Items]
Ordinary stock, par value (in Dollars per share) | $ / shares						$ 0.0005625		0.0005625		$ 0.0005625			$ 0.0005625																							$ 0.0005625
Shares issued													2,464,000
Purchase price per share (in Dollars per share) | $ / shares								$ 0.0005625
Ordinary shares										3,181,044																										1,612,902
Purchase share						6,092,446		4,623,266		1,933,828
Class B Ordinary Shares [Member]
Ordinary Shares and Series A-1 Convertible Preferred [Line Items]
Ordinary shares authorized																												619,938,058
Ordinary shares issued	[1]																												5,450				5,450
Ordinary shares voting rights																													ten		ten
Class B Ordinary Shares [Member] | Board of Directors [Member]
Ordinary Shares and Series A-1 Convertible Preferred [Line Items]
Ordinary shares authorized																																						10,000,000,000
Class C ordinary shares [Member]
Ordinary Shares and Series A-1 Convertible Preferred [Line Items]
Ordinary shares issued	[1]																												948				948
Shares issued											3,901														75,000	75,000
Purchase price per share (in Dollars per share) | $ / shares											$ 2.53															$ 0.0036
Sale of shares																											7,875,000
Ordinary shares voting rights																													10,000		10,000
Class C ordinary shares [Member] | Convertible Promissory Note [Member]
Ordinary Shares and Series A-1 Convertible Preferred [Line Items]
Shares issued																				5,625,000
Purchase price per share (in Dollars per share) | $ / shares																				$ 0.00271
Class C ordinary shares [Member] | Ordinary Shares [Member]
Ordinary Shares and Series A-1 Convertible Preferred [Line Items]
Shares issued																	1,371,427
Purchase price per share (in Dollars per share) | $ / shares																	$ 0.00223
American Depositary Shares [Member]
Ordinary Shares and Series A-1 Convertible Preferred [Line Items]
Shares issued																								375
Minimum [Member]
Ordinary Shares and Series A-1 Convertible Preferred [Line Items]
Ordinary shares authorized																																							2,000,000,000
Interest rate																													0.20%		0.20%
Maximum [Member]
Ordinary Shares and Series A-1 Convertible Preferred [Line Items]
Ordinary shares authorized																																							2,275,948,587
Interest rate																													0.50%		0.50%
IPO [Member]
Ordinary Shares and Series A-1 Convertible Preferred [Line Items]
Ordinary shares authorized																												5,000,000,000
Ordinary stock, par value (in Dollars per share) | $ / shares																												$ 0.0000001
Share capital (in Dollars) | $																												$ 500,000
IPO [Member] | Board of Directors [Member]
Ordinary Shares and Series A-1 Convertible Preferred [Line Items]
Ordinary shares authorized																												1,000,000,000
IPO [Member] | Class A ordinary share [Member]
Ordinary Shares and Series A-1 Convertible Preferred [Line Items]
Ordinary shares authorized																												3,380,061,942
Converted ordinary shares																												715,043,731
Shares issued																													150,000,000		150,000,000
IPO [Member] | Class B Ordinary Shares [Member]
Ordinary Shares and Series A-1 Convertible Preferred [Line Items]
Ordinary shares authorized																												619,938,058
Over-Allotment Option [Member] | Class A ordinary share [Member]
Ordinary Shares and Series A-1 Convertible Preferred [Line Items]
Shares issued																													12,504,475		12,504,475
Private Placement [Member] | Convertible Promissory Note [Member]
Ordinary Shares and Series A-1 Convertible Preferred [Line Items]
Principal amount (in Dollars) | $																								$ 21,000,000
Interest rate																								8.00%
Shares adjusted price percentage																								64.00%
Private Placement [Member] | Convertible Notes Payable [Member]
Ordinary Shares and Series A-1 Convertible Preferred [Line Items]
Convertible promissory note payment (in Dollars) | $																								$ 21,000,000

[1]	Retrospectively restated to reflect the share consolidation effected on June 9, 2025, whereby every 16 ordinary shares of a par value US$0.0005625 per share were consolidated into 1 ordinary share of a par value US$0.009 per share (the “Share Consolidation”).
[2]	Retrospectively restated to reflect the Share Consolidation.